Other - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) contract option_plan	Dec. 31, 2016 contract option_plan	Dec. 31, 2015 contract option_plan
Other Income and Expenses [Abstract]
Number of foreign currency option outstanding | option_plan	0	0	0
Number of foreign forward contracts outstanding | contract	0	0	0
Global Finishes Group [Member]
Segment Reporting Information [Line Items]
Gain on early termination of customer agreement	$ 6,336
Administrative [Member] | Acquisition of Comex US Canada Business [Member]
Segment Reporting Information [Line Items]
Realized gain on final asset valuations	$ 6,198